Fair Value Measurement - Schedule of fair value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Level 1
Other Investments:
Listed	$ 2	$ 2
Unlisted	0	0
Derivatives in cash flow hedging relationships	0	0
Derivatives not designated as hedging instruments	0	0
Assets measured at fair value	2	2
Liabilities
Derivatives in cash flow hedging relationships	0	0
Derivatives not designated as hedging instruments	0	0
Liabilities measured at fair value	0	0
Level 2
Other Investments:
Listed	0	0
Unlisted	10	9
Derivatives in cash flow hedging relationships	3	5
Derivatives not designated as hedging instruments	11	14
Assets measured at fair value	24	28
Liabilities
Derivatives in cash flow hedging relationships	1	8
Derivatives not designated as hedging instruments	13	12
Liabilities measured at fair value	$ 14	$ 20